Other financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current
Equity investments	$ 3,160	$ 3,344
Non-current financial assets	6,924	19,182
Current
Current financial assets	66,697	75,299
Assets at fair value through profit and loss
Non-current
Equity investments	3,160	3,344
Current
Corporate Bonds	7,913	9,690
Mutual funds	4,458	8,116
Government securities	313	10,513
Other	108	180
Current financial assets	12,792	28,499
Assets at amortized cost
Non-current
Related parties	2,954	2,801
Other	810	13,037
Non-current financial assets	3,764	15,838
Current
Related parties		9,827
Time Deposits	39,078	20,050
Treasury bills	1,956	0
Other	12,871	16,923
Current financial assets	$ 53,905	$ 46,800